SCHEDULE OF MATURITIES OPERATING COMMITMENTS LEASE LIABILITIES (Details)	Dec. 31, 2025 USD ($)
Other Commitments [Line Items]
Within 1 year	$ 34,085
Total	76,692
Lease Commitment [Member]
Other Commitments [Line Items]
Within 1 year
2-5 years	176,981
Total	$ 176,981